Convertible Debentures (Details Narrative)								12 Months Ended
	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2021 CAD ($) shares	Mar. 08, 2021 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares	Jul. 01, 2020 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 10, 2021 USD ($)	Jun. 28, 2021 USD ($)	Apr. 16, 2021 USD ($) $ / shares	Apr. 16, 2021 CAD ($) $ / shares	Mar. 30, 2021 CAD ($) $ / shares	Mar. 08, 2021 CAD ($) $ / shares	Sep. 15, 2020 CAD ($) $ / shares	Jul. 02, 2020 $ / shares	Sep. 30, 2019 CAD ($) $ / shares
Short-Term Debt [Line Items]
Convertible debt	$ 29,528		$ 89,198	$ 9,870										$ 37,500	$ 112,500	$ 13,000
Debt instrument interest rate								5.00%
Warrant exercise price per share | (per share)	$ 0.10		$ 0.10	$ 0.09								$ 0.10	$ 0.12			$ 0.12
Debt instrument conversion price | (per share)	$ 0.06		$ 0.06											$ 0.075	$ 0.075
Derivative liability				$ 7,647		$ 132,184
Off setting convertible debt discount						120,295
Debt instrument, carrying value	$ 29,528		$ 89,198	$ 11,644						$ 1,184,549		$ 95,959	$ 120,000
Extinguishment of debt			$ 52,904						$ 90,264
Loss on extinguishment of debt	$ 26,437							$ (238,724)	$ (22,406)
Converted units | shares	660,000	660,000	1,500,000	173,333
Fair value of debt converted	$ 162,360		$ 439,485	$ 8,840							$ 5,210
Accrued interest	$ 9,478	$ 12,000
Convertible Debtures [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share | (per share)					$ 0.09												$ 0.12
Debt instrument conversion price | (per share)					$ 0.06												$ 0.075
Debt instrument, carrying value					$ 90,264
Extinguishment of debt					120,295
Loss on extinguishment of debt					$ 30,031
Convertible Debt [Member]
Short-Term Debt [Line Items]
Extinguishment of debt						120,095
Loss on extinguishment of debt						$ 11,889
Unbrokered Private Placement [Member] | Two Investors [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 123,095											$ 163,000
Debt instrument interest rate							10.00%											10.00%
Warrant exercise price per share | (per share)							$ 0.20											$ 0.25
Debt instrument conversion price | (per share)							$ 0.12											$ 0.15
Debt instrument maturity date							Sep. 30, 2021
Derivative liability							$ 81,956
Off setting convertible debt discount							$ 81,956